Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 3,327,398	$ (98,592)
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 21,534	$ 26,836
Percent of Total	0.65%	(27.22%)
Brazilian Real [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,460
Percent of Total	0.07%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 95,686	$ (25,725)
Percent of Total	2.88%	26.09%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 50,921	$ 27,770
Percent of Total	1.53%	(28.17%)
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 65,867	$ 354,632
Percent of Total	1.98%	(359.70%)
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 343,352	$ 35,935
Percent of Total	10.32%	(36.45%)
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 7,044	$ (175,416)
Percent of Total	0.21%	177.92%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		$ 158,438
Percent of Total		(160.70%)
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (454)	$ (5,904)
Percent of Total	(0.01%)	5.99%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 28,582	$ (87,266)
Percent of Total	0.86%	88.51%
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 5,645	$ 54,841
Percent of Total	0.17%	(55.62%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,506	$ 428
Percent of Total	0.08%	(0.43%)
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (709)	$ 15,179
Percent of Total	(0.02%)	(15.40%)
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (38,236)	$ 23,372
Percent of Total	(1.15%)	(23.71%)
Taiwan Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 4,160	$ (67)
Percent of Total	0.13%	0.07%
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (898)	$ (625)
Percent of Total	(0.03%)	0.63%
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,739,938	$ (501,020)
Percent of Total	82.33%	508.19%